Investments and interests in other entities	12 Months Ended
Dec. 31, 2020
Investments and interests in other entities
Investments and interests in other entities

11    Investments and interests in other entities

(a)   Investments

Bewater Ventures I GA Fundo de Investimento em Participações Multiestratégia (“Bewater”)

On July 24, 2020, the Company, through its subsidiary PSD Educação S.A. acquired 9,670,000 Class B quotas of Bewater Ventures I GA Fundo de Investimento em Participações Multiestratégia, a fund managed by Paraty Capital. On the date of transaction, the Company paid the total amount of R$ 9,670, corresponding to a total interest of 14.48% in Bewater.

The fund made a minority investment in Group A, a company that provides educational solutions for higher education. The investment in Bewater is measured at fair value through profit and loss.

When an investment in an associate or a joint venture is held by, or is held indirectly through, an entity that is a venture capital organization, a mutual fund, unit trust or similar entity including an investment-linked insurance fund, the entity may elect to measure investments in those associates and joint ventures at fair value through profit or loss in accordance with IFRS 9 – Financial Instruments.

(i)   Investments and interests in other entities

Reconciliation of carrying amount:

	2020				2019
	WPensar	Geekie	Bewater	Total	Total
At beginning of the year	3,049	45,525	—	48,574	11,862
Capital contributions	—	4,500	9,670	14,170	14,200
Acquisition from a minority shareholder	—	18,458	—	18,458	27,653
Fair value on investment	—	—	(16)	(16)	—
Loss of changes in ownership	—	—	—	—	319
Share of loss of equity-accounted investees	(150)	559	—	409	(1,800)
Consolidation on the acquisition of control	(2,899)	(69,042)	—	(71,941)	(3,660)
At end of the year	—	—	9,654	9,654	48,574

Percentage of ownership	100.0%	56.06%	14.48%